ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

10) ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

	December 31,
	2014	2013	2012

	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$17	$8	$82
Total Accumulated Other Comprehensive Income (Loss)	$17	$8	$82

The components of OCI for the past three years follow:

	December 31,
	2014	2013	2012

	(In Millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$11	$(58)	$28
(Gains) losses reclassified into net earnings (loss) during the year(1)	7	(44)	3
Change in net unrealized gains (losses) on investments	18	(102)	31
Adjustments for DAC, VOBA and Other	(9)	28	(4)
Other Comprehensive Income (Loss), net of adjustments and (net of deferred
income tax expense (benefit) of $(5) million, $40 million and $(15) million	$9	$(74)	$27

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $24 million and $(2) million for 2014, 2013 and 2012, respectively.

Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of earnings (loss). Amounts presented in the table above are net of tax.